LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 29.5%	Par	Value
United States Treasury Note
0.25%, 05/31/2025	$885,000	$862,142
0.25%, 10/31/2025	2,400,000	2,307,188
0.75%, 05/31/2026	13,590,000	12,943,413
4.50%, 07/15/2026	11,085,000	11,236,986
1.50%, 08/15/2026	27,345,000	26,275,768
4.13%, 02/15/2027	11,930,000	12,064,678
4.50%, 04/15/2027	25,315,000	25,858,877
3.88%, 11/30/2027	10,320,000	10,406,672
3.50%, 01/31/2028	12,855,000	12,821,356
3.63%, 03/31/2028	14,185,000	14,207,164
1.38%, 10/31/2028	20,990,000	19,232,907
3.75%, 12/31/2028	18,345,000	18,458,940
4.25%, 02/28/2029	31,920,000	32,790,319
4.63%, 04/30/2029	17,385,000	18,142,877
TOTAL U.S. TREASURY SECURITIES (Cost $213,686,765)		217,609,287

COMMODITY POOL - 16.0%	Shares	Value
Galaxy Commodity - Polaris Fund LLC (a)(b)	–	118,062,679
TOTAL COMMODITY POOL (Cost $172,609,330)		118,062,679

CORPORATE BONDS - 15.1%	Par	Value
Aerospace & Defense - 0.5%
Boeing Co., 3.25%, 02/01/2028	2,100,000	1,988,767
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,195,000	1,226,232
RTX Corp., 4.13%, 11/16/2028	535,000	533,439
		3,748,438

Agriculture - 0.1%
Philip Morris International, Inc., 4.88%, 02/15/2028	1,050,000	1,072,758

Auto Manufacturers - 0.8%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	1,905,000	1,939,435
General Motors Financial Co., Inc., 4.90%, 10/06/2029	1,785,000	1,786,623
Toyota Motor Credit Corp.
5.60%, 09/11/2025	550,000	557,024
4.55%, 08/07/2026	410,000	414,295
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (c)	1,200,000	1,155,191
		5,852,568

Banks - 5.9%
Banco Santander SA, 3.50%, 03/24/2025	1,105,000	1,098,198
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	3,300,000	3,304,281
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	4,660,000	4,901,461
Bank of America NA, 5.53%, 08/18/2026	4,340,000	4,455,798
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	810,000	795,563
Citibank NA, 4.93%, 08/06/2026	1,890,000	1,917,791
Credit Suisse AG, 5.00%, 07/09/2027	700,000	715,114
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	480,000	482,381
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (c)	1,290,000	1,332,880
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	3,485,000	3,515,564
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	690,000	742,401
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	1,125,000	1,183,813
ING Groep NV, 3.87% to 03/28/2025 then SOFR + 1.64%, 03/28/2026	1,095,000	1,089,593
JPMorgan Chase & Co., 5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	4,080,000	4,196,348
Morgan Stanley, 5.04% to 07/19/2029 then SOFR + 1.22%, 07/19/2030	2,350,000	2,414,100
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	3,105,000	3,151,116
NatWest Markets PLC, 5.41%, 05/17/2029 (c)	1,150,000	1,195,374
Toronto-Dominion Bank
3.77%, 06/06/2025	745,000	740,889
1.25%, 09/10/2026	1,810,000	1,717,247
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (c)	450,000	448,670
6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (c)	1,210,000	1,259,338
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	2,895,000	3,010,588
		43,668,508

Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	1,130,000	1,158,845

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	1,430,000	1,472,519

Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	595,000	588,127

Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	560,000	570,832

Cosmetics & Personal Care - 0.5%
Haleon US Capital LLC, 3.38%, 03/24/2027	2,220,000	2,179,743
Unilever Capital Corp., 4.25%, 08/12/2027	1,325,000	1,337,897
		3,517,640

Diversified Financial Services - 0.6%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	2,420,000	2,505,234
Air Lease Corp., 5.85%, 12/15/2027	1,335,000	1,391,555
Latam Airlines Group SA, 1.58%, 11/16/2024	575	572
Private Export Funding Corp., 3.25%, 06/15/2025	510,000	506,299
		4,403,660

Electric - 1.2%
Duke Energy Progress LLC, 3.45%, 03/15/2029	765,000	744,440
Florida Power & Light Co.
5.05%, 04/01/2028	1,375,000	1,418,478
4.40%, 05/15/2028	1,750,000	1,770,110
Georgia Power Co., 5.00%, 02/23/2027	1,480,000	1,512,104
NSTAR Electric Co., 3.20%, 05/15/2027	1,085,000	1,060,312
Southern California Edison Co., 1.20%, 02/01/2026	335,000	321,122
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,780,000	1,804,104
		8,630,670

Electronics - 0.3%
Honeywell International, Inc.
4.65%, 07/30/2027	1,385,000	1,412,584
4.88%, 09/01/2029	560,000	579,988
		1,992,572

Entertainment - 0.1%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	950,000	918,359

Food - 0.1%
Sysco Corp., 3.25%, 07/15/2027	935,000	910,699

Healthcare-Products - 0.2%
Baxter International, Inc., 1.32%, 11/29/2024	1,285,000	1,276,363

Healthcare-Services - 0.2%
HCA, Inc., 3.13%, 03/15/2027	1,345,000	1,306,947

Insurance - 0.2%
Equitable Financial Life Global, 1.40%, 07/07/2025 (c)	765,000	746,036
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (c)	375,000	384,003
Principal Life Global Funding II, 0.88%, 01/12/2026 (c)	780,000	746,176
		1,876,215

Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	570,000	588,610

Media - 0.1%
Charter Communications Operating LLC, 4.91%, 07/23/2025	399,000	398,340

Oil & Gas - 0.0%(d)
Marathon Oil Corp., 5.30%, 04/01/2029	355,000	367,963

Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	510,000	528,111

Pharmaceuticals - 0.8%
AbbVie, Inc., 4.80%, 03/15/2029	560,000	576,005
Astrazeneca Finance LLC, 4.80%, 02/26/2027	460,000	468,811
CVS Health Corp.
2.88%, 06/01/2026	2,240,000	2,185,440
5.00%, 01/30/2029	385,000	392,882
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	2,260,000	2,292,570
		5,915,708

Pipelines - 0.7%
Enbridge, Inc.
2.50%, 02/14/2025	745,000	738,101
6.00%, 11/15/2028	975,000	1,034,917
Energy Transfer LP, 6.05%, 12/01/2026	2,200,000	2,277,282
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (c)	585,000	589,293
Williams Cos., Inc., 4.90%, 03/15/2029	715,000	725,976
		5,365,569

REITS - 0.7%
American Homes 4 Rent LP, 4.90%, 02/15/2029	515,000	521,819
Brixmor Operating Partnership LP
3.85%, 02/01/2025	750,000	745,725
4.13%, 06/15/2026	640,000	636,318
Essex Portfolio LP, 1.70%, 03/01/2028	525,000	480,717
Kite Realty Group LP, 4.00%, 10/01/2026	1,610,000	1,587,446
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (c)	1,275,000	1,312,454
		5,284,479

Retail - 0.4%
Home Depot, Inc., 4.88%, 06/25/2027	940,000	963,986
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	1,330,000	1,371,071
4.20%, 04/01/2030	480,000	475,847
		2,810,904

Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	685,000	695,793

Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	855,000	802,596

Telecommunications - 0.7%
AT&T, Inc., 2.30%, 06/01/2027	1,430,000	1,365,195
T-Mobile USA, Inc.
4.80%, 07/15/2028	895,000	911,374
4.85%, 01/15/2029	1,735,000	1,770,632
Verizon Communications, Inc., 2.10%, 03/22/2028	1,480,000	1,380,258
		5,427,459
TOTAL CORPORATE BONDS (Cost $108,877,257)		111,151,252

MORTGAGE-BACKED SECURITIES - 8.8%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 6.36% (1 mo. Term SOFR + 1.26%), 04/15/2034 (c)	1,250,000	1,131,250
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 6.79% (1 mo. Term SOFR + 1.69%), 07/15/2041 (c)	500,000	500,625
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 6.25% (1 mo. Term SOFR + 1.15%), 01/15/2039 (c)	3,750,000	3,725,391
BX Trust
Series 2021-CIP, Class A, 6.13% (1 mo. Term SOFR + 1.04%), 12/15/2038 (c)	2,927,443	2,903,657
Series 2021-XL2, Class B, 6.21% (1 mo. Term SOFR + 1.11%), 10/15/2038 (c)	2,450,000	2,425,500
Citigroup Commercial Mortgage Trust, Series 2021-PRM2, Class A, 6.16% (1 mo. Term SOFR + 1.06%), 10/15/2038 (c)	1,050,000	1,044,750
Commercial Mortgage Pass Through Certificates
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (c)	1,030,000	968,329
Series 2015-CR27, Class AM, 3.98%, 10/10/2048	1,000,000	979,455
Credit Suisse Mortgage Capital Certificates, Series 2017-CALI, Class A, 3.43%, 11/10/2032 (c)	1,750,000	1,382,502
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, 6.33% (1 mo. Term SOFR + 1.23%), 11/15/2038 (c)	2,646,919	2,635,270
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 7.74% (30 day avg SOFR US + 2.46%), 01/25/2031	1,014,951	1,042,721
Series 2022-R03, Class 1M2, 8.78% (30 day avg SOFR US + 3.50%), 03/25/2042 (c)	2,137,057	2,246,225
Series 2022-R04, Class 1M2, 8.38% (30 day avg SOFR US + 3.10%), 03/25/2042 (c)	2,140,000	2,229,405
Series 2022-R05, Class 2M2, 8.28% (30 day avg SOFR US + 3.00%), 04/25/2042 (c)	130,000	134,225
Series 2022-R06, Class 1M2, 9.13% (30 day avg SOFR US + 3.85%), 05/25/2042 (c)	915,000	972,104
Series 2022-R07, Class 1M2, 9.91% (30 day avg SOFR US + 4.65%), 06/25/2042 (c)	1,870,000	2,021,404
Series 2022-R08, Class 1M2, 8.88% (30 day avg SOFR US + 3.60%), 07/25/2042 (c)	2,140,000	2,260,038
Series 2023-R01, Class 1M2, 9.01% (30 day avg SOFR US + 3.75%), 12/25/2042 (c)	2,830,000	3,033,572
Series 2023-R02, Class 1M2, 8.63% (30 day avg SOFR US + 3.35%), 01/25/2043 (c)	2,000,000	2,107,681
Series 2023-R04, Class 1M2, 8.81% (30 day avg SOFR US + 3.55%), 05/25/2043 (c)	2,000,000	2,137,112
Freddie Mac Multifamily Structured Pass Through Certificates
Series K050, Class A1, 2.80%, 01/25/2025	216,656	215,391
Series K052, Class A1, 2.60%, 01/25/2025	24,912	24,781
Series K059, Class A1, 2.76%, 09/25/2025	452,834	447,132
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1B, 8.18% (30 day avg SOFR US + 2.90%), 04/25/2042 (c)	2,626,000	2,716,084
Series 2022-DNA5, Class M1B, 9.78% (30 day avg SOFR US + 4.50%), 06/25/2042 (c)	1,485,000	1,592,337
Series 2022-DNA6, Class M1B, 8.98% (30 day avg SOFR US + 3.70%), 09/25/2042 (c)	1,830,000	1,932,937
Series 2023-DNA1, Class M1B, 8.36% (30 day avg SOFR US + 3.10%), 03/25/2043 (c)	760,000	795,516
Series 2023-DNA2, Class M1B, 8.51% (30 day avg SOFR US + 3.25%), 04/25/2043 (c)	2,195,000	2,304,783
FRESB Multifamily Structured Pass Through Certificates
Series 2016-SB23, Class A10F, 2.31%, 09/25/2026 (e)	496,478	482,207
Series 2019-SB69, Class A5F, 2.25%, 10/25/2024 (e)	32,172	32,049
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 6.01% (1 mo. Term SOFR + 0.91%), 02/15/2038 (c)	1,400,000	1,257,264
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 6.46% (1 mo. Term SOFR + 1.36%), 11/15/2036 (c)	3,685,000	3,648,621
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (c)(e)	741,080	667,444
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 6.26% (1 mo. Term SOFR + 1.16%), 04/15/2038 (c)	708,673	707,122
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	1,314,637	1,255,534
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.01% (1 mo. Term SOFR + 0.92%), 04/15/2038 (c)	1,677,753	1,670,413
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75%, 03/25/2056 (c)(e)	85,831	82,280
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 6.74% (1 mo. Term SOFR + 1.64%), 03/15/2039 (c)	700,000	700,315
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 7.09% (1 mo. Term SOFR + 1.99%), 08/15/2029 (c)	1,000,000	1,003,744
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 6.09% (1 mo. Term SOFR + 0.99%), 07/15/2038 (c)	3,250,000	3,103,878
SMR Mortgage Trust, Series 2022-IND, Class A, 6.75% (1 mo. Term SOFR + 1.65%), 02/15/2039 (c)	3,433,789	3,373,892
TX Trust, Series 2024-HOU, Class A, 6.69% (1 mo. Term SOFR + 1.59%), 06/15/2039 (c)	600,000	594,945
UBS Commercial Mortgage Trust, Series 2017-C6, Class ASB, 3.50%, 12/15/2050	585,659	575,320
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060 (c)(f)	103,611	101,263
TOTAL MORTGAGE-BACKED SECURITIES (Cost $66,361,637)		65,166,468

U.S. GOVERNMENT AGENCY ISSUES - 8.5%	Par	Value
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026	8,685,000	8,781,328
4.38%, 03/08/2027	3,720,000	3,784,560
Federal Home Loan Banks
1.00%, 12/20/2024	5,835,000	5,788,339
2.07%, 08/28/2025	11,855,000	11,616,674
0.60%, 02/12/2026	3,100,000	2,964,363
4.75%, 04/09/2027	6,200,000	6,368,768
1.10%, 02/25/2028	6,475,000	5,925,945
Federal National Mortgage Association
1.88%, 09/24/2026	4,523,000	4,363,436
0.75%, 10/08/2027	14,670,000	13,482,820
United States of America Executive Branch, Series 2012-20K, Class 1, 2.09%, 11/01/2032	3,926	3,679
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $62,128,732)		63,079,912

ASSET-BACKED SECURITIES - 7.2%	Par	Value
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.56% (1 mo. Term SOFR + 0.46%), 09/15/2045 (c)	1,506	1,501
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	2,810,000	2,891,919
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (c)(e)	34,742	33,142
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 6.02% (1 mo. Term SOFR + 1.16%), 01/25/2034	279,233	285,637
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 6.86% (1 mo. Term SOFR + 1.76%), 03/15/2032	108,595	111,416
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (c)	3,475,000	3,548,539
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029	4,900,000	4,935,971
CarMax Auto Owner Trust, Series 2021-4, Class A3, 0.56%, 09/15/2026	839,067	825,255
Carvana Auto Receivables Trust
Series 2021-P4, Class A3, 1.31%, 01/11/2027	1,329,496	1,311,144
Series 2022-P3, Class A3, 4.61%, 11/10/2027	3,079,212	3,075,532
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (c)	1,993,625	1,889,029
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029 (c)	420,577	421,401
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	241,033	233,232
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035 (c)	1,032,537	969,795
GM Financial Consumer Automobile Receivables Trust
Series 2021-3, Class A3, 0.48%, 06/16/2026	429,990	425,959
Series 2021-4, Class A3, 0.68%, 09/16/2026	566,022	557,646
Series 2023-4, Class A3, 5.78%, 08/16/2028	1,560,000	1,596,747
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	4,750,000	4,842,308
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033 (c)	590,818	575,064
Series 2024-2A, Class A, 5.50%, 03/25/2038 (c)	1,464,761	1,497,903
Honda Auto Receivables Owner Trust
Series 2023-2, Class A2, 5.41%, 04/15/2026	1,610,629	1,613,150
Series 2024-1, Class A3, 5.21%, 08/15/2028	2,080,000	2,117,265
IPFS Corp., Series 2024-D, Class A, 5.34%, 04/15/2029 (c)	1,890,000	1,936,670
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038 (c)	166,902	162,393
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (c)	399,832	379,781
MVW Owner Trust
Series 2018-1A, Class A, 3.45%, 01/21/2036 (c)	247,473	247,164
Series 2019-1A, Class A, 2.89%, 11/20/2036 (c)	124,377	122,822
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069 (c)	507,517	460,865
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051 (c)	2,340,000	2,277,505
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047 (c)	1,277,712	1,123,479
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (c)	2,480,813	2,324,499
T-Mobile US Trust 2024-1, Series 2024-1A, Class A, 5.05%, 09/20/2029 (c)	1,330,000	1,348,993
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (c)	1,050,000	1,027,691
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	5,500,000	5,627,954
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	2,000,000	2,029,049
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/2026	672,683	665,553
TOTAL ASSET-BACKED SECURITIES (Cost $53,466,272)		53,493,973

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%	Par	Value
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	2,750,000	2,814,820
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.79% (1 mo. Term SOFR + 1.69%), 03/15/2041 (c)	1,325,000	1,320,031
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4, 3.15%, 11/15/2049	300,000	290,161
Fannie Mae Connecticut Avenue Securities, Series 2023-R05, Class 1M2, 8.36% (30 day avg SOFR US + 3.10%), 06/25/2043 (c)	225,000	235,914
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA1, Class M1B, 8.78% (30 day avg SOFR US + 3.50%), 05/25/2043 (c)	1,010,000	1,069,148
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,639,253)		5,730,074

MUNICIPAL BONDS - 0.3%	Par	Value
County of King WA Sewer Revenue, 0.80%, 07/01/2025	320,000	312,311
State of Hawaii, 1.03%, 08/01/2025	1,955,000	1,906,013
TOTAL MUNICIPAL BONDS (Cost $2,275,000)		2,218,324

TOTAL INVESTMENTS - 86.2% (Cost $685,044,246)		636,511,969
Money Market Deposit Account - 5.4% (g)(h)		40,178,421
Other Assets in Excess of Liabilities - 8.4%(i)		62,437,163
TOTAL NET ASSETS - 100.0%		$739,127,553

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Investment valued using net asset value per share as practical expedient. See Note 2. Galaxy Commodity - Polaris Fund, LLC’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $92,487,854 or 12.5% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(f)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(g)	A portion of this deposit account is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $42,999.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.70%.

(i)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $424,622.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2024	(Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized Appreciation	Counterparty

12/17/2027	LoCorr Commodities Index#	0.50%	Quarterly	$163,411,224	$60,142,556	$(19,855,301)	$40,287,255	Deutsche Bank AG

#	Comprised of a proprietary basket of Commodity Trading Advisor's ''CTA'') Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of September 30, 2024 are shown below:#
		Number of Contracts		Concentration %
Description	Expiration Date	Purchased (Sold)	Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
Brent Crude (ICE)	Nov-24	973	$70,028,458	5.78%
Natural Gas	Jan-25	1,786	62,347,515	5.15%
Gasoline RBOB	Oct-24	550	45,068,601	3.72%
Natural Gas	Oct-24	1,348	39,493,058	3.26%
Low Sulphur Gasoil	Oct-24	466	30,939,620	2.55%
Gold	Dec-24	106	28,184,100	2.33%
Soybean	Nov-24	477	25,367,236	2.10%
Heating Oil	Oct-24	274	24,969,441	2.06%
Brent Crude (ICE)	Dec-24	340	24,389,850	2.01%
Endex Dutch TTF Gas Future	Dec-24	709	23,273,334	1.92%
Corn	Mar-25	884	19,251,289	1.59%
WTI Crude (NYMEX)	Nov-24	277	18,948,648	1.56%
Endex Dutch TTF Gas Future	Jan-25	625	18,581,092	1.53%
Copper (COMEX)	Mar-25	157	17,927,774	1.48%
Endex Dutch TTF Gas Future	Nov-24	433	14,095,360	1.16%
Natural Gas (NYMEX)	Oct-24	1,689	12,373,331	1.02%
Endex Dutch TTF Gas Future	Feb-25	372	12,113,240	1.00%
Coffee	Mar-25	93	9,207,735	0.76%
Brent Crude (ICE)	Jan-25	125	8,994,444	0.74%
Live Cattle	Oct-24	113	8,309,497	0.69%
Sugar No.11	Feb-25	321	8,012,471	0.66%
WTI Crude (NYMEX)	Dec-24	116	7,885,728	0.65%
Copper (LME)	Dec-24	30	7,414,698	0.61%
Crude Palm Oil	Dec-24	290	7,060,123	0.58%
Cotton No.2	Mar-25	178	6,669,338	0.55%
Corn	May-25	221	4,920,541	0.41%
Soybean Meal	Dec-24	136	4,698,509	0.39%
Natural Gas	Feb-25	135	4,298,493	0.36%
Hard Red Wheat	Dec-24	144	4,189,094	0.35%
Total Purchase Contracts			569,012,618	46.97%

Sale Contracts:(1)
Natural Gas	Dec-24	(3,260)	$117,762,783	9.73%
Brent Crude (ICE)	Oct-24	(1,456)	105,285,638	8.70%
Endex Dutch TTF Gas Future	Oct-24	(2,078)	64,841,887	5.36%
Gasoline RBOB	Nov-24	(513)	41,432,329	3.42%
Corn	Dec-24	(1,471)	30,799,704	2.54%
Low Sulphur Gasoil	Nov-24	(422)	27,824,325	2.30%
Soybean	Jan-25	(487)	26,370,640	2.18%
WTI Crude (NYMEX)	Oct-24	(361)	24,862,273	2.05%
Heating Oil	Nov-24	(252)	23,051,982	1.90%
Live Cattle	Dec-24	(229)	16,900,661	1.40%
Natural Gas	Nov-24	(345)	11,575,807	0.96%
Copper (COMEX)	Dec-24	(99)	11,263,372	0.93%
Milling Wheat	Dec-24	(762)	9,434,503	0.78%
Lean Hogs	Dec-24	(309)	9,062,325	0.75%
Cotton No.2	Dec-24	(226)	8,281,838	0.68%
Hard Red Wheat	Mar-25	(240)	7,174,754	0.59%
Sugar No.11	Apr-25	(274)	6,406,847	0.53%
Soybean	Mar-25	(96)	5,283,421	0.44%
Wheat	Dec-24	(165)	4,829,274	0.40%
Rapeseed	Oct-24	(179)	4,683,559	0.39%
Total Sale Contracts			557,127,922	46.03%
Other Futures Contracts			69,391,318	5.73%
Total Futures Contracts			1,195,531,858	98.73%

Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$8,819,161	0.73%
Other Cash and Foreign Currency			2,863,626	0.24%
Total Cash and Foreign Currency			11,682,787	0.97%
Forward Currency Contracts			3,582,501	0.30%
Total Underlying Positions			$1,210,797,146	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

The accompanying notes are an integral part of these consolidated financial statements.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

LoCorr Long/Short Commodities Strategy Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$217,609,287	$–	$217,609,287
Commodity Pool(a)	–	–	–	118,062,679
Corporate Bonds	–	111,151,252	–	111,151,252
Mortgage-Backed Securities	–	65,166,468	–	65,166,468
U.S. Government Agency Issues	–	63,079,912	–	63,079,912
Asset-Backed Securities	–	53,493,973	–	53,493,973
Collateralized Mortgage Obligations	–	5,730,074	–	5,730,074
Municipal Bonds	–	2,218,324	–	2,218,324
Total Investments	$–	$636,511,969	$–	$636,511,969

Other Financial Instruments*:
Total Return Swaps	–	40,287,255	–	40,287,255
Total Other Financial Instruments	$–	$40,287,255	$–	$40,287,255

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value of $118,062,679 presented in the table are intended to permit reconciliations of the fair value hierarchy to the amounts listed in the Schedule of Investments.